Financial Result (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income
Interest on short and long-term investments	R$ 148,162	R$ 91,353	R$ 198,290
Sublease receivables	1,754	13,314	60,930
Fair value of Financial income of TAP Bond	37,610	66,053	0
Others	51,532	49,421	18,069
Total financial income	239,058	220,141	277,289
Financial expenses
Interest on loans and financing (a)	(1,379,560)	(865,107)	(656,326)
Interest on convertible instruments	(273,826)	(242,608)	(231,103)
Interest on lease	(2,460,514)	(2,420,557)	(2,533,128)
Interest on factoring credit card receivables	(327,771)	(334,896)	(211,528)
Interest on provisions	(76,989)	(257,419)	(246,147)
Interest on reverse factoring	(10,224)	(17,010)	(79,460)
Interest accounts payable and airport taxes and fees	(328,937)	(418,066)	(282,434)
Amortized cost of loans and financing	(113,908)	(44,894)	(29,075)
Amortized cost of convertible instruments	0	2,622	4,533
Cost of financial operations	(130,285)	(84,453)	(69,416)
Fair value of Financial expenses of TAP Bond	14,842	25,736	181,726
Debt Restructuring Cost	0	(199,635)	0
Restructuring of debentures	0	(352,430)	0
Others (b)	(130,558)	(343,338)	(268,906)
Derivative financial instruments, net	317,729	(238,458)	958,005
Foreign currency exchange, net	(7,890,179)	1,625,064	1,406,566
Financial result, net	(12,580,806)	(4,002,024)	(2,151,922)
Amount of credits PIS/COFINS	19,534
Financial expenses	R$ (5,247,414)	R$ (5,608,771)	R$ (4,793,782)